Cover	Dec. 14, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	CLEARPOINT NEURO, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34822
Entity Tax Identification Number	58-2394628
Entity Address, Address Line One	120 S. Sierra Ave., Suite 100
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	(888)
Local Phone Number	287-9109
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CLPT
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001285550